Earnings per share - Narrative (Q2) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	13,916	0	13,916	13,166	17,649